CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Short-term borrowings	¥ 130,000,000	¥ 320,000,000
Short-term funding debts	2,841,000	300,212,000
Accounts payable	10,360,000	57,719,000
Amounts due to related parties	271,419,000	10,191,000
Tax payable	26,971,000	52,535,000
Financial guarantee liabilities	20,260,000	101,933,000
Accrued expenses and other liabilities	59,754,000	157,945,000
Long-term funding debts		21,498,000
Convertible loan	400,000,000
Long-term borrowing		80,000,000
Other non-current liabilities	¥ 8,849,000	¥ 18,793,000
Class A Ordinary Shares
Ordinary shares authorized (in shares) | shares	1,750,000,000	348,217,505
Ordinary shares outstanding (in shares) | shares	247,852,996	244,499,207
Class B Ordinary Shares
Ordinary shares authorized (in shares) | shares	250,000,000	51,782,495
Ordinary shares outstanding (in shares) | shares	50,939,520	50,939,520
Consolidated VIEs
Short-term borrowings	¥ 130,000,000	¥ 320,000,000
Short-term funding debts	2,841,000	300,212,000
Accounts payable	8,976,000	56,296,000
Amounts due to related parties	271,419,000	6,749,000
Tax payable	23,334,000	49,666,000
Debt instrument	0	81,053,000
Financial guarantee liabilities	20,260,000	101,933,000
Accrued expenses and other liabilities	19,567,000	118,128,000
Long-term funding debts	0	21,498,000
Convertible loan	0	0
Long-term borrowing	0	80,000,000
Other non-current liabilities	¥ 0	¥ 0